INTERNALLY DEVELOPED SOFTWARE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Research and Development [Abstract]
Internally developed software	$ 11,761	$ 4,235
Construction in progress	4,339	4,451
Less: Accumulated amortization	(3,625)	(1,270)
Total internally developed software, net	$ 12,475	$ 7,416